Income Taxes - Narratives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income taxes
Income tax rate	0.00%
Income tax provision	$ (1,469)
Tax provisions	0	$ 0
Tax losses carried forward	$ 19,443